Quarterly Holdings Report
for
Fidelity® Magellan® ETF
October 31, 2023
MAE-NPRT1-1223
1.9900252.102
Common Stocks - 99.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.6%
Interactive Media & Services - 8.6%
Alphabet, Inc.:
Class A (a)	12,861	1,595,793
Class C (a)	6,564	822,469
Meta Platforms, Inc. Class A (a)	5,130	1,545,515
		3,963,777
CONSUMER DISCRETIONARY - 12.4%
Broadline Retail - 4.8%
Amazon.com, Inc. (a)	16,439	2,187,867
Hotels, Restaurants & Leisure - 3.6%
Airbnb, Inc. Class A (a)	4,556	538,929
Hilton Worldwide Holdings, Inc.	3,954	599,150
Marriott International, Inc. Class A	2,757	519,860
		1,657,939
Specialty Retail - 4.0%
AutoZone, Inc. (a)	256	634,145
O'Reilly Automotive, Inc. (a)	661	615,021
TJX Companies, Inc.	6,888	606,626
		1,855,792
TOTAL CONSUMER DISCRETIONARY		5,701,598
CONSUMER STAPLES - 3.2%
Beverages - 1.2%
Monster Beverage Corp.	10,066	514,373
Consumer Staples Distribution & Retail - 2.0%
Costco Wholesale Corp.	1,672	923,680
TOTAL CONSUMER STAPLES		1,438,053
FINANCIALS - 11.9%
Capital Markets - 4.1%
Ares Management Corp.	5,026	495,513
Moody's Corp.	2,167	667,436
S&P Global, Inc.	2,106	735,647
		1,898,596
Financial Services - 4.6%
MasterCard, Inc. Class A	2,617	984,908
Visa, Inc. Class A	4,762	1,119,546
		2,104,454
Insurance - 3.2%
Arthur J. Gallagher & Co.	3,029	713,299
Marsh & McLennan Companies, Inc.	4,057	769,410
		1,482,709
TOTAL FINANCIALS		5,485,759
HEALTH CARE - 13.3%
Health Care Equipment & Supplies - 1.2%
Boston Scientific Corp. (a)	10,942	560,121
Health Care Providers & Services - 5.4%
Cencora, Inc.	2,711	501,942
Humana, Inc.	1,127	590,199
UnitedHealth Group, Inc.	2,546	1,363,536
		2,455,677
Life Sciences Tools & Services - 3.0%
Danaher Corp.	3,288	631,362
Thermo Fisher Scientific, Inc.	1,706	758,778
		1,390,140
Pharmaceuticals - 3.7%
Eli Lilly & Co.	1,969	1,090,688
Zoetis, Inc. Class A	3,972	623,604
		1,714,292
TOTAL HEALTH CARE		6,120,230
INDUSTRIALS - 13.7%
Aerospace & Defense - 2.5%
HEICO Corp. Class A	4,432	563,440
TransDigm Group, Inc. (a)	740	612,787
		1,176,227
Commercial Services & Supplies - 2.7%
Cintas Corp.	1,223	620,208
Copart, Inc.	13,929	606,190
Veralto Corp.	11	759
		1,227,157
Construction & Engineering - 1.1%
Quanta Services, Inc.	3,075	513,894
Electrical Equipment - 2.6%
AMETEK, Inc.	3,624	510,150
Eaton Corp. PLC	3,217	668,846
		1,178,996
Machinery - 0.0%
Ingersoll Rand, Inc.	101	6,129
Professional Services - 3.7%
Automatic Data Processing, Inc.	2,855	623,018
Paychex, Inc.	4,583	508,942
Verisk Analytics, Inc.	2,448	556,577
		1,688,537
Trading Companies & Distributors - 1.1%
United Rentals, Inc.	1,213	492,806
TOTAL INDUSTRIALS		6,283,746
INFORMATION TECHNOLOGY - 31.1%
Communications Equipment - 1.3%
Arista Networks, Inc. (a)	34	6,813
Motorola Solutions, Inc.	2,191	610,106
		616,919
Electronic Equipment, Instruments & Components - 2.7%
Amphenol Corp. Class A	7,354	592,365
CDW Corp.	3,175	636,270
		1,228,635
IT Services - 3.1%
Accenture PLC Class A	2,890	858,590
Gartner, Inc. (a)	1,744	579,078
		1,437,668
Semiconductors & Semiconductor Equipment - 10.5%
Broadcom, Inc.	1,139	958,320
KLA Corp.	1,519	713,474
Lam Research Corp.	1,188	698,805
Monolithic Power Systems, Inc.	13	5,743
NVIDIA Corp.	4,753	1,938,273
ON Semiconductor Corp. (a)	7,899	494,793
		4,809,408
Software - 13.5%
Cadence Design Systems, Inc. (a)	3,034	727,705
Intuit, Inc.	1,331	658,778
Microsoft Corp.	12,133	4,102,288
Synopsys, Inc. (a)	1,565	734,674
		6,223,445
TOTAL INFORMATION TECHNOLOGY		14,316,075
MATERIALS - 5.2%
Chemicals - 3.0%
Linde PLC	2,238	855,274
Sherwin-Williams Co.	2,229	530,970
		1,386,244
Construction Materials - 2.2%
Martin Marietta Materials, Inc.	1,252	511,993
Vulcan Materials Co.	2,503	491,814
		1,003,807
TOTAL MATERIALS		2,390,051
TOTAL COMMON STOCKS (Cost $40,598,361)		45,699,289

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $40,598,361)	45,699,289
NET OTHER ASSETS (LIABILITIES) - 0.6%	298,057
NET ASSETS - 100.0%	45,997,346

Legend

(a)	Non-income producing

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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